Supplemental Cash Flow Information - Schedule of Income Taxes Paid, Net of Income Taxes Received (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Income taxes paid	$ (11,374)	$ (68,612)	$ (67,342)
Income taxes received	19,594	8,102	501
Income taxes paid, net of income tax received	$ 8,220	$ (60,510)	$ (66,841)